SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED) STATEMENTS OF OPERATIONS (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Selling and marketing expenses	$ (3,475)	(21,647)	(22,493)	(16,663)
General and administrative expenses	(12,494)	(77,841)	(79,354)	(89,531)	(4,367)	(27,205)	(23,845)	(17,064)
Loss from operations	(6,563)	(40,894)	(41,565)	(62,621)	(4,367)	(27,205)	(23,845)	(17,064)
Interest income	917	5,718	1,922	3,686		1	1	2
Gain on sales of short-term investments	18,241	113,644	32,689	65,146	18,131	112,960	32,637	59,452
Change in fair value of marketable options	(2,583)	(16,094)	7,252	(18,211)	(2,583)	(16,094)	7,252	(18,211)
Other income	1,237	7,706	5,994	13,448	71	444		1,979
Income before equity in earnings of subsidiaries					11,252	71,106	16,045	26,158
Equity in losses of subsidiaries					(249)	(1,557)	(12,520)	(13,833)
Net income	$ 11,003	68,552	3,510	12,325	$ 11,003	68,549	3,525	12,325
Net income per share
Basic	$ 0.29	1.81	0.09	0.34	$ 0.29	1.81	0.09	0.34
Diluted	$ 0.27	1.67	0.09	0.33	$ 0.27	1.67	0.09	0.33
Weighted average shares used in computation:
Basic	37,780,134	37,780,134	37,443,657	35,800,428	37,780,134	37,780,134	37,443,657	35,800,428
Diluted	41,092,700	41,092,700	40,465,449	37,291,534	41,092,700	41,092,700	40,465,449	37,291,534